Leases - Schedule of Total Lease Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating lease cost:
Operating lease	$ 39,405	$ 49,019	$ 14,596
Expenses relating to short-term leases	62,773	32,728	20,415
Total lease cost	$ 102,178	$ 81,747	$ 35,011
Weighted-average remaining lease term - operating leases	2 years 8 months 15 days	1 year 10 months 24 days	2 years 6 months
Weighted-average discount rate - operating leases	3.35%	3.35%	3.35%
Right of use assets obtained in exchange for new operating lease liabilities	$ 74,310	$ 25,294	$ 73,603
Cash paid for amounts included in the measurement of lease liabilities – operating cash flow from operating leases	$ 40,882	$ 48,620	$ 14,903